American Century Variable Portfolios, Inc. Prospectus and Summary Prospectus Supplement VP Value Fund
Supplement dated February 23, 2015 ■ Prospectus dated May 1, 2014
The following is added as the fifth paragraph of the Portfolio Managers section of the prospectus and summary prospectus.
Dan Gruemmer, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2009.
The following is added as the seventh paragraph of The Fund Management Team section of the prospectus.
Dan Gruemmer
Mr. Gruemmer, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2009 as an analyst. He became a portfolio manager in 2015. He has a bachelor’s degree in aerospace engineering from Iowa State University, a master’s in aerospace engineering from Washington University and an MBA in finance, accounting and strategic management from the Booth School of Business at the University of Chicago. He is a CFA charterholder.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-85030   1502

American Century Variable Portfolios, Inc. Prospectus and Summary Prospectus Supplement VP International Fund
Supplement dated February 23, 2015 Prospectus dated May 1, 2014 ■ Summary Prospectus dated May 1, 2014 (as revised May 1, 2014)
The following is added as the last paragraph of the Portfolio Managers section of the prospectus and summary prospectus.
James G. Gendelman, Portfolio Manager, has been a member of the team that manages the fund since 2015.
The following is added as the next to last paragraph of The Fund Management Team section of the prospectus.
James G. Gendelman
Mr. Gendelman, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2015. Prior to joining American Century, he was a fund co-manager at Marsico Capital Management, LLC. He has a bachelor’s degree in accounting from Michigan State University and an MBA in finance from the Booth Graduate School of Business at the University of Chicago.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-85031   1502